OTHER CURRENT ASSETS, NET (Tables)	6 Months Ended
Jun. 30, 2022
OTHER CURRENT ASSETS, NET
Summary of other current assets

	December 31,	June 30,
	2020	2022
	RMB	RMB	US$
		(Unaudited)	(Unaudited)
Tax recoverable	1,853	1,612	241
Deposits and others	2,053	2,128	317
	3,906	3,740	558
Allowance for doubtful accounts- deposits and others	(556)	(576)	(86)
Total	3,350	3,164	472

Summary of movement in the allowances for doubtful debts

	For the year ended	For the six months ended
	December 31,	June 30,
	2021	2022
	RMB	RMB	US$
		(Unaudited)	(Unaudited)
Balance at beginning of period	99	556	83
Additional provision	457	20	3
Balance at end of period	556	576	86